Guarantor/Non-Guarantor Subsidiary Financial Information (Effect of the Adjustment on Equity) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Equity	$ 6,341	$ 6,834	$ 8,019	$ 7,654
As previously reported
Condensed Financial Statements, Captions [Line Items]
Equity			8,019
Adjustment
Condensed Financial Statements, Captions [Line Items]
Equity			0
Parent issuer- QVC, Inc.
Condensed Financial Statements, Captions [Line Items]
Equity	6,222	6,690	7,890
Parent issuer- QVC, Inc. | As previously reported
Condensed Financial Statements, Captions [Line Items]
Equity			7,890
Parent issuer- QVC, Inc. | Adjustment
Condensed Financial Statements, Captions [Line Items]
Equity			0
Combined subsidiary guarantors
Condensed Financial Statements, Captions [Line Items]
Equity	4,248	4,466	3,915
Combined subsidiary guarantors | As previously reported
Condensed Financial Statements, Captions [Line Items]
Equity			3,465
Combined subsidiary guarantors | Adjustment
Condensed Financial Statements, Captions [Line Items]
Equity			450
Combined non-guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Equity	2,393	2,360	2,181
Combined non-guarantor subsidiaries | As previously reported
Condensed Financial Statements, Captions [Line Items]
Equity			1,716
Combined non-guarantor subsidiaries | Adjustment
Condensed Financial Statements, Captions [Line Items]
Equity			465
Eliminations
Condensed Financial Statements, Captions [Line Items]
Equity	(6,522)	(6,682)	(5,967)
Eliminations | As previously reported
Condensed Financial Statements, Captions [Line Items]
Equity			(5,052)
Eliminations | Adjustment
Condensed Financial Statements, Captions [Line Items]
Equity			$ (915)